Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities:
License and service agreements	$ 139.0	$ 110.5
Salaries, wages and benefits	477.1	373.2
Customer rebates	243.0	203.1
Accrued liabilities	834.5	706.5
Total other current liabilities	$ 1,693.6	$ 1,393.3